Fair Value Measurements (Details) - Schedule of financial assets and financial liabilities that are measured at fair value on a recurring basis - Tortoise Acquisition Corp. II [Member]	Dec. 31, 2020 USD ($)
Quoted Prices in Active Markets (Level I) [Member]
Liabilities:
Derivative warrant liabilities	$ 24,610,660
Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Derivative warrant liabilities
Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Derivative warrant liabilities	$ 20,581,490